UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 4.1%
Australia & New Zealand Banking Group Ltd.	568,300	$13,974,024
BHP Billiton Ltd. - ADR (a)	166,800	11,065,512
CSL Ltd.	75,600	3,380,886
Newcrest Mining Ltd.	277,200	6,778,975

		35,199,397

Belgium – 1.0%
Anheuser-Busch InBev NV	109,146	8,636,008

Bermuda – 0.8%
Seadrill Ltd.	184,089	7,174,228

Brazil – 3.0%
Banco Bradesco SA - ADR (a)	537,600	8,246,784
Banco Bradesco SA, Preference Shares	210,600	3,229,090
BM&FBovespa SA	627,744	3,532,056
BRF - Brasil Foods SA	377,000	5,383,086
Cia Energetica de Minas Gerais - ADR	307,750	5,850,327
Tractebel Energia SA	12,500	224,356

		26,465,699

British Virgin Islands – 0.5%
Arcos Dorados Holdings, Inc., Class A (a)	333,400	4,360,872

Canada – 6.1%
Encana Corp. (a)	257,800	5,742,885
First Quantum Minerals Ltd. (a)	256,000	4,648,512
Gildan Activewear, Inc. (a)	108,200	3,051,200
Manulife Financial Corp. (a)	358,600	3,851,146
Royal Bank of Canada (a)	138,500	7,095,907
Suncor Energy, Inc. (a)	195,300	5,964,462
The Toronto-Dominion Bank (a)	101,200	7,964,007
TransCanada Corp. (a)	160,000	7,286,434
Yamana Gold, Inc. (a)	527,500	7,821,633

		53,426,186

China – 2.1%
China Construction Bank Corp., H Shares	12,553,000	8,434,822
Tencent Holdings Ltd.	192,600	5,718,186
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,397,800	3,773,166

		17,926,174

France – 5.3%
AXA SA	319,673	3,883,952
BNP Paribas SA	88,400	3,265,484
Danone SA	160,200	9,737,552
LVMH Moet Hennessy Louis Vuitton SA	52,200	7,852,516
Publicis Groupe SA	126,800	6,257,000
Sanofi SA	170,500	13,910,739
Societe Generale SA (b)	37,200	818,814

		45,726,057

Germany – 8.0%
Adidas AG	112,600	8,445,292
Allianz SE	79,100	7,847,418

Common Stocks	Shares	Value
Germany (concluded)
Continental AG	24,800	$2,242,350
Daimler AG	130,700	6,512,211
Deutsche Bank AG	205,000	6,223,962
Deutsche Lufthansa AG	373,800	4,698,663
Infineon Technologies AG	643,400	4,675,162
Merck KGaA	111,400	11,203,894
SAP AG - ADR (a)	137,300	8,699,328
Volkswagen AG, Preference Shares	54,100	9,206,360

		69,754,640

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc	454,299	730,114

Hong Kong – 3.1%
AIA Group Ltd.	2,269,000	7,927,458
China Merchants Holdings International Co. Ltd.	1,550,400	4,801,512
China Mobile Ltd.	597,400	6,971,078
Melco Crown Entertainment Ltd. - ADR (a)(b)	239,100	2,410,128
Wharf Holdings Ltd.	785,600	4,523,937

		26,634,113

India – 0.8%
ICICI Bank Ltd.	139,400	2,398,893
Jubilant Foodworks Ltd. (b)	146,633	2,954,525
Zee Entertainment Enterprises Ltd.	481,972	1,453,815

		6,807,233

Indonesia – 0.9%
Indofood Sukses Makmur Tbk PT	9,459,800	5,375,417
Tower Bersama Infrastructure Tbk PT	6,286,000	2,599,477

		7,974,894

Ireland – 1.3%
Accenture Plc, Class A (a)	75,400	4,546,620
CRH Plc	369,200	6,714,622

		11,261,242

Israel – 0.8%
Teva Pharmaceutical Industries Ltd. - ADR (a)	170,100	6,955,389

Italy – 1.4%
Eni SpA	392,400	8,091,428
Intesa Sanpaolo SpA	2,936,800	3,712,316

		11,803,744

Japan – 11.7%
Advantest Corp.	208,200	2,641,991
Bridgestone Corp.	343,400	7,734,758
The Chiba Bank Ltd.	921,900	5,370,350
Daiwa Office Investment Corp. - REIT	605	1,636,474
Hitachi Ltd.	756,000	4,456,956
Honda Motor Co. Ltd.	160,800	5,111,881
Japan Prime Realty Investment Corp. - REIT	787	2,045,207
JGC Corp.	224,000	6,846,113

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	KRW	Korean Won
	AUD	Australian Dollar	NOK	Norwegian Krone
	BRL	Brazil Real	REIT	Real Estate Investment Trust
	CAD	Canadian Dollar	SEK	Swedish Krona
	CHF	Swiss Franc	SGD	Singapore Dollar
	EUR	Euro	TWD	Taiwan Dollar
	GBP	British Pound	USD	US Dollar
	HKD	Hong Kong Dollar	ZAR	South African Rand
	JPY	Japanese Yen

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Kubota Corp.	867,800	$8,204,448
Mitsui Fudosan Co. Ltd.	270,500	5,211,815
ORIX Corp.	53,200	5,029,390
SMC Corp.	44,100	7,408,430
Softbank Corp.	193,600	7,386,577
Sumitomo Mitsui Financial Group, Inc.	294,800	9,283,638
Tokio Marine Holdings, Inc.	257,400	5,897,592
Toyota Motor Corp.	177,300	6,779,388
Yahoo Japan Corp.	11,309	4,137,104
Yamato Holdings Co. Ltd.	410,200	6,715,641

		101,897,753

Jersey, Channel Islands – 1.0%
Randgold Resources Ltd.	93,400	8,395,252

Mexico – 1.3%
Fomento Economico Mexicano SAB de CV - ADR (a)	134,900	11,523,158

Netherlands – 4.8%
Akzo Nobel NV	140,400	7,578,019
ASML Holding NV	98,025	5,661,672
Corio NV - REIT	17,138	757,032
NXP Semiconductors NV (b)	201,200	4,545,108
Royal Dutch Shell Plc, Class A - ADR	233,100	15,897,420
Unilever NV	199,700	6,933,179

		41,372,430

Norway – 1.0%
Statoil ASA	367,200	8,727,089

Singapore – 3.5%
Avago Technologies Ltd. (a)	236,793	8,761,341
DBS Group Holdings Ltd.	583,000	6,877,898
Keppel Corp. Ltd.	744,000	6,658,786
Singapore Telecommunications Ltd.	2,805,400	8,050,330

		30,348,355

South Africa – 0.6%
MTN Group Ltd.	308,700	5,549,809

South Korea – 0.9%
Samsung Electronics Co. Ltd.	7,000	8,046,649

Spain – 0.9%
Banco Santander SA	491,600	2,976,586
Telefonica SA	421,500	4,781,198

		7,757,784

Sweden – 3.2%
Svenska Cellulosa AB, B Shares	808,240	13,725,292
Volvo AB, B Shares	1,134,500	13,959,432

		27,684,724

Switzerland – 5.1%
Julius Baer Group Ltd.	136,200	4,865,034
Roche Holding AG	99,300	17,583,608
Swiss Re AG	105,800	6,622,929
Syngenta AG	18,000	6,137,678
Xstrata Plc	675,361	8,924,714

		44,133,963

Taiwan – 1.2%
Chunghwa Telecom Co. Ltd. - ADR	124,900	3,705,783
Mega Financial Holding Co. Ltd.	8,542,022	6,864,389

		10,570,172

Thailand – 0.4%
Charoen Pokphand Foods PCL	3,592,700	3,795,910

Common Stocks	Shares	Value
United Kingdom – 19.5%
APR Energy Plc	469,300	$4,749,508
Aveva Group Plc	68,100	1,902,112
Barclays Plc - ADR (a)	472,800	4,945,488
BG Group Plc	444,400	8,748,090
BP Plc	1,951,800	12,959,745
British American Tobacco Plc	250,500	13,305,108
Diageo Plc	321,700	8,598,907
Experian Plc	829,223	12,295,747
Hargreaves Lansdown Plc	455,273	4,033,500
HSBC Holdings Plc	1,546,600	12,920,390
Inchcape Plc	735,720	4,329,420
Invensys Plc	1,337,892	5,035,994
Meggitt Plc	824,200	4,939,960
National Grid Plc	1,179,900	12,238,796
Rexam Plc	2,802,000	19,044,098
Rotork Plc	78,987	2,726,560
SSE Plc	510,800	10,491,581
Subsea 7 SA	242,300	5,064,282
Unilever Plc	202,000	7,242,957
Veripos, Inc. (b)	24,230	46,630
Vodafone Group Plc - ADR (a)	479,500	13,785,625
		169,404,498

United States – 0.6%
NII Holdings, Inc. (a)(b)	88,100	594,675
TE Connectivity Ltd.	130,300	4,301,203

		4,895,878

Total Common Stocks – 95.0%		824,939,414

Rights – 0.0%

Spain – 0.0%
Banco Santander SA(b)	491,600	91,940

Total Long-Term Investments
(Cost – $832,072,490) – 95.0%		825,031,354

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	68,260,901	68,260,901

Total Short-Term Securities
(Cost – $68,260,901) – 7.8%		68,260,901

Total Investments Before Outstanding Options Written
(Cost – $900,333,391*) – 102.8%		893,292,255

Options Written	Contracts
Exchange-Traded Call Options – (0.2)%
Accenture Plc, Class A, Strike Price USD 60, Expires 8/20/12	530	(68,900)
Akzo Nobel NV, Strike Price EUR 44, Expires 8/17/12	80	(11,092)
Arcos Dorados Holdings, Inc., Class A:
Strike Price USD 17.50, Expires 8/20/12	400	(2,000)
Strike Price USD 15, Expires 9/24/12	390	(13,650)

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Avago Technologies Ltd.:
Strike Price USD 35, Expires 8/20/12	590	$(140,125)
Strike Price USD 36, Expires 9/22/12	715	(146,007)
Banco Bradesco SA - ADR, Strike Price USD 15, Expires 8/20/12	1,600	(99,200)
Barclays Plc - ADR:
Strike Price USD 10, Expires 8/20/12	1,300	(81,250)
Strike Price USD 10, Expires 9/24/12	1,300	(123,500)
BHP Billiton Ltd. - ADR:
Strike Price USD 65, Expires 8/20/12	300	(78,150)
Strike Price USD 67.50, Expires 8/20/12	315	(38,272)
Strike Price USD 65, Expires 9/24/12	300	(105,750)
Danone SA, Strike Price EUR 52, Expires 8/17/12	20	(438)
Encana Corp., Strike Price CAD 22, Expires 9/24/12	1,420	(180,535)
First Quantum Minerals Ltd.:
Strike Price CAD 21.50, Expires 8/20/12	680	(3,390)
Strike Price CAD 22, Expires 8/20/12	680	(1,695)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 90, Expires 8/20/12	208	(6,760)
Gildan Activewear, Inc., Strike Price CAD 29, Expires 9/24/12	595	(68,527)
LVMH Moet Hennessy Louis Vuitton SA, Strike Price EUR 125, Expires 8/17/12	65	(14,316)
Manulife Financial Corp.:
Strike Price CAD 11, Expires 9/24/12	985	(36,833)
Strike Price CAD 11, Expires 10/22/12	985	(51,074)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 10, Expires 9/24/12	1,320	(118,800)
NII Holdings, Inc., Strike Price USD 9, Expires 8/20/12	257	(5,140)
Royal Bank of Canada, Strike Price CAD 52, Expires 9/24/12	760	(87,152)
SAP AG - ADR:
Strike Price USD 60, Expires 8/20/12	245	(98,000)
Strike Price USD 67.50, Expires 9/24/12	510	(54,825)
Suncor Energy, Inc., Strike Price USD 30, Expires 8/20/12	135	(16,132)
Teva Pharmaceutical Industries Ltd. - ADR:
Strike Price USD 40, Expires 8/20/12	300	(38,850)
Strike Price USD 42.50, Expires 8/20/12	150	(4,425)
Strike Price USD 42.50, Expires 9/24/12	485	(32,738)
The Toronto-Dominion Bank, Strike Price CAD 80, Expires 8/20/12	555	(26,288)
TransCanada Corp., Strike Price CAD 44, Expires 9/24/12	880	(170,235)
Vodafone Group Plc - ADR, Strike Price USD 29, Expires 9/24/12	1,300	(81,250)
Yamana Gold, Inc.:
Strike Price CAD 17, Expires 8/20/12	955	(3,333)
Strike Price CAD 15, Expires 9/24/12	1,950	(143,890)

Total Exchange-Traded Call Options		(2,152,522)

Over-the-Counter Call Options – (2.0)%
Adidas AG, Strike Price EUR 58.30, Expires 9/05/12, Broker Banc of America Securities	62,000	(282,734)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Advantest Corp., Strike Price JPY 1,171.58, Expires 8/01/12, Broker Goldman Sachs & Co.	164,000	$–
AIA Group Ltd.:
Strike Price HKD 25.55, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	308,000	(61,508)
Strike Price HKD 26.07, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	940,000	(147,865)
Akzo Nobel NV, Strike Price EUR 38.96, Expires 9/05/12, Broker UBS Securities LLC	69,300	(426,415)
Allianz SE, Strike Price EUR 79.02, Expires 9/12/12, Broker UBS Securities LLC	43,500	(193,923)
Anheuser-Busch InBev NV, Strike Price EUR 63.97, Expires 9/05/12, Broker Banc of America Securities	60,000	(133,719)
APR Energy Plc:
Strike Price GBP 6.24, Expires 9/05/12, Broker Deutsche Bank Securities Corp.	130,000	(79,899)
Strike Price GBP 6.30, Expires 9/12/12, Broker Deutsche Bank Securities Corp.	130,000	(77,696)
Arcos Dorados Holdings, Inc., Class A, Strike Price USD 14.10, Expires 9/05/12, Broker Deutsche Bank Securities Corp.	104,000	(52,045)
ASML Holding NV:
Strike Price EUR 41.37, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	34,200	(234,600)
Strike Price EUR 45.81, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	19,800	(58,466)
Australia & New Zealand Banking Group Ltd.:
Strike Price AUD 20.93, Expires 8/02/12, Broker UBS Securities LLC	190,000	(491,961)
Strike Price AUD 21.53, Expires 8/13/12, Broker UBS Securities LLC	123,000	(243,915)
Aveva Group Plc:
Strike Price GBP 17.86, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	18,000	(21,104)
Strike Price GBP 18.03, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	18,000	(20,454)
AXA SA, Strike Price EUR 10.28, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	175,900	(52,491)
Banco Bradesco SA - ADR, Strike Price USD 15.12, Expires 9/06/12, Broker Morgan Stanley & Co., Inc.	135,500	(94,761)
Banco Bradesco SA, Preference Shares, Strike Price BRL 31.90, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	115,900	(75,683)
Banco Santander SA, Strike Price EUR 4.56, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	270,400	(146,731)
BG Group Plc:
Strike Price GBP 12.69, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	85,200	(27,642)
Strike Price GBP 13.13, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	159,300	(48,442)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
BM&FBovespa SA:
Strike Price BRL 10.30, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	124,000	$(74,908)
Strike Price BRL 11.27, Expires 8/22/12, Broker Banc of America Securities	221,300	(61,729)
BNP Paribas SA, Strike Price EUR 30.28, Expires 9/05/12, Broker Banc of America Securities	48,700	(88,201)
BP Plc, Strike Price GBP 4.33, Expires 9/05/12, Broker Banc of America Securities	924,800	(112,051)
BRF - Brasil Foods SA, Strike Price BRL 28.03, Expires 8/22/12, Broker Morgan Stanley & Co., Inc.	207,400	(171,435)
Bridgestone Corp., Strike Price JPY 1,757.42, Expires 8/13/12, Broker UBS Securities LLC	189,000	(87,670)
British American Tobacco Plc, Strike Price GBP 34.14, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	137,800	(99,557)
Bwin Party Digital Entertainment Plc, Strike Price GBP 1.17, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	249,900	(1,447)
The Chiba Bank Ltd., Strike Price JPY 454.87, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	507,000	(45,543)
China Construction Bank Corp., H Shares, Strike Price HKD 5.21, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	6,904,000	(92,858)
China Merchants Holdings International Co. Ltd.:
Strike Price HKD 23.34, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	426,000	(57,422)
Strike Price HKD 24.02, Expires 8/28/12, Broker Citigroup Global Markets, Inc.	428,000	(52,748)
China Mobile Ltd., Strike Price HKD 84.26, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	329,000	(264,216)
Chunghwa Telecom Co. Ltd. - ADR, Strike Price USD 30.13, Expires 8/27/12, Broker Goldman Sachs & Co.	68,500	(18,106)
Cia Energetica de Minas Gerais - ADR:
Strike Price USD 17.75, Expires 8/22/12, Broker Citigroup Global Markets, Inc.	51,000	(66,524)
Strike Price USD 18.89, Expires 9/06/12, Broker Deutsche Bank Securities Corp.	81,000	(52,599)
Strike Price USD 19.49, Expires 9/26/12, Broker Deutsche Bank Securities Corp.	37,500	(26,925)
Continental AG, Strike Price EUR 69.28, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	13,700	(91,158)
Corio NV - REIT, Strike Price EUR 36.44, Expires 9/12/12, Broker UBS Securities LLC	9,500	(7,799)
CRH Plc, Strike Price GBP 12.11, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	203,000	(111,050)
Daimler AG, Strike Price EUR 33.60, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	71,900	(609,796)
Daiwa Office Investment Corp. - REIT:
Strike Price JPY 195,447.30, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	168	(34,140)
Strike Price JPY 204,114.53, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	165	(17,985)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Danone SA, Strike Price EUR 49.91, Expires 9/05/12, Broker Banc of America Securities	86,200	$(99,122)
DBS Group Holdings Ltd., Strike Price SGD 13.25, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	320,000	(367,597)
Deutsche Bank AG, Strike Price EUR 27.25, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	112,800	(14,146)
Deutsche Lufthansa AG, Strike Price EUR 9.72, Expires 9/05/12, Broker UBS Securities LLC	205,600	(160,079)
Diageo Plc:
Strike Price GBP 16.77, Expires 9/05/12, Broker Banc of America Securities	59,000	(51,393)
Strike Price GBP 16.85, Expires 9/05/12, Broker Banc of America Securities	118,000	(94,047)
Eni SpA, Strike Price EUR 17.07, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	215,900	(112,919)
Experian Plc:
Strike Price GBP 9.53, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	91,900	(11,971)
Strike Price GBP 9.83, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	158,800	(14,339)
Strike Price GBP 9.59, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	205,400	(46,451)
Fomento Economico Mexicano SAB de CV - ADR:
Strike Price USD 79.49, Expires 8/02/12, Broker Goldman Sachs & Co.	16,000	(94,880)
Strike Price USD 80.42, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	37,500	(189,098)
Hargreaves Lansdown Plc, Strike Price GBP 5.50, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	280,000	(155,259)
Hitachi Ltd., Strike Price JPY 456.65, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	416,000	(35,324)
Honda Motor Co. Ltd., Strike Price JPY 2,612.57, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	89,000	(17,775)
HSBC Holdings Plc, Strike Price GBP 5.51, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	850,700	(107,994)
Inchcape Plc:
Strike Price GBP 3.29, Expires 8/13/12, Broker UBS Securities LLC	243,800	(183,833)
Strike Price GBP 3.74, Expires 9/12/12, Broker UBS Securities LLC	160,900	(45,942)
Infineon Technologies AG, Strike Price EUR 5.56, Expires 9/05/12, Broker Deutsche Bank Securities Corp.	354,000	(211,021)
Intesa Sanpaolo SpA, Strike Price EUR 1.07, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	1,615,300	(112,544)
Invensys Plc:
Strike Price GBP 2.21, Expires 8/13/12, Broker UBS Securities LLC	407,500	(149,483)
Strike Price GBP 2.44, Expires 9/05/12, Broker Banc of America Securities	328,400	(92,683)

4	JULY 31, 2012

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Japan Prime Realty Investment Corp. - REIT:
Strike Price JPY 219,291.30, Expires 8/01/12, Broker Morgan Stanley & Co., Inc.	215	$–
Strike Price JPY 218,241.42, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	218	(247)
JGC Corp., Strike Price JPY 2,192.40, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	124,000	(312,425)
Julius Baer Group Ltd., Strike Price CHF 34.49, Expires 9/05/12, Broker UBS Securities LLC	74,900	(108,821)
Keppel Corp. Ltd., Strike Price SGD 11.25, Expires 9/18/12, Broker Deutsche Bank Securities Corp.	409,000	(83,727)
Kubota Corp., Strike Price JPY 697.03, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	478,000	(276,834)
LVMH Moet Hennessy Louis Vuitton SA, Strike Price EUR 118.73, Expires 9/12/12, Broker Banc of America Securities	19,100	(149,672)
Mega Financial Holding Co. Ltd., Strike Price TWD 21.95, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	4,699,000	(380,384)
Meggitt Plc:
Strike Price GBP 4.09, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	241,900	(10,866)
Strike Price GBP 4.03, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	211,500	(16,363)
Merck KGaA:
Strike Price EUR 79.34, Expires 9/12/12, Broker UBS Securities LLC	35,400	(165,448)
Strike Price EUR 81.07, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	25,900	(88,826)
Mitsui Fudosan Co. Ltd., Strike Price JPY 1,470.10, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	149,000	(121,534)
MTN Group Ltd., Strike Price ZAR 143.92, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	169,800	(115,205)
National Grid Plc:
Strike Price GBP 6.74, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	534,000	(26,326)
Strike Price GBP 6.90, Expires 9/05/12, Broker Banc of America Securities	115,000	(6,541)
Newcrest Mining Ltd., Strike Price AUD 22.49, Expires 8/13/12, Broker UBS Securities LLC	153,000	(191,189)
NXP Semiconductors NV:
Strike Price USD 23.70, Expires 9/17/12, Broker Morgan Stanley & Co., Inc.	56,000	(72,022)
Strike Price USD 23.70, Expires 9/27/12, Broker Morgan Stanley & Co., Inc.	56,000	(81,689)
ORIX Corp., Strike Price JPY 7,164.70, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	29,300	(105,647)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Publicis Groupe SA, Strike Price EUR 40.15, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	69,800	$(110,884)
Randgold Resources Ltd., Strike Price GBP 61.35, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	51,400	(38,391)
Rexam Plc:
Strike Price GBP 4.10, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	429,300	(159,323)
Strike Price GBP 4.32, Expires 8/13/12, Broker Banc of America Securities	680,000	(76,863)
Strike Price GBP 4.40, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	429,800	(53,404)
Roche Holding AG:
Strike Price CHF 162.97, Expires 8/13/12, Broker Banc of America Securities	16,500	(167,650)
Strike Price CHF 168.61, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	4,300	(20,380)
Strike Price CHF 170.49, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	20,600	(93,468)
Strike Price CHF 170.75, Expires 9/12/12, Broker Banc of America Securities	13,200	(56,856)
Rotork Plc:
Strike Price GBP 21.63, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	38,000	(55,439)
Strike Price GBP 21.85, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	38,000	(52,652)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 69.42, Expires 9/04/12, Broker Morgan Stanley & Co., Inc.	54,000	(41,136)
Strike Price USD 68.17, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	63,500	(97,184)
Strike Price USD 68.98, Expires 9/27/12, Broker Citigroup Global Markets, Inc.	10,700	(13,414)
Samsung Electronics Co. Ltd., Strike Price KRW 1,209,980, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	3,850	(337,260)
Sanofi SA:
Strike Price EUR 58.13, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	68,100	(685,705)
Strike Price EUR 62.57, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	25,700	(128,669)
Seadrill Ltd., Strike Price NOK 205.55, Expires 8/13/12, Broker Banc of America Securities	101,600	(494,950)
Singapore Telecommunications Ltd., Strike Price SGD 3.07, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	2,402,000	(966,086)

JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
SMC Corp., Strike Price JPY 13,423.94, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	24,300	$(45,521)
Societe Generale SA, Strike Price EUR 18.25, Expires 9/12/12, Broker UBS Securities LLC	20,500	(26,698)
Softbank Corp., Strike Price JPY 2,826.18, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	107,000	(229,165)
SSE Plc, Strike Price GBP 14.60, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	281,000	(222)
Statoil ASA:
Strike Price NOK 140.42, Expires 8/13/12, Broker Banc of America Securities	119,800	(88,810)
Strike Price NOK 143.75, Expires 9/12/12, Broker Banc of America Securities	82,200	(65,409)
Subsea 7 SA, Strike Price NOK 129.67, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	133,300	(126,983)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,522.58, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	162,000	(49,272)
Suncor Energy, Inc., Strike Price USD 30.28, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	94,500	(74,372)
Svenska Cellulosa AB, B Shares:
Strike Price SEK 101.08, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	149,200	(316,243)
Strike Price SEK 110.14, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	128,400	(119,175)
Strike Price SEK 108.98, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	178,700	(190,618)
Swiss Re AG, Strike Price CHF 62.17, Expires 9/12/12, Broker Banc of America Securities	58,200	(70,051)
Syngenta AG, Strike Price CHF 327.23, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	9,900	(85,857)
TE Connectivity Ltd., Strike Price USD 33.63, Expires 9/14/12, Broker Goldman Sachs & Co.	71,500	(60,711)
Telefonica SA, Strike Price EUR 9.86, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	231,900	(22,984)
Tencent Holdings Ltd., Strike Price HKD 216.17, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	106,000	(192,442)
Tokio Marine Holdings, Inc., Strike Price JPY 1,903.30, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	141,000	(16,746)
Toyota Motor Corp., Strike Price JPY 3,041.73, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	98,000	(43,331)
Unilever NV, Strike Price EUR 27.96, Expires 9/05/12, Broker Banc of America Securities	109,900	(100,514)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Unilever Plc, Strike Price GBP 21.61, Expires 9/05/12, Broker UBS Securities LLC	111,100	$(226,938)
Vodafone Group Plc - ADR, Strike Price USD 27.16, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	133,600	(212,972)
Volkswagen AG, Preference Shares:
Strike Price EUR 130.10, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	13,300	(134,417)
Strike Price EUR 141.00, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	16,500	(70,232)
Volvo AB, B Shares:
Strike Price SEK 75.54, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	381,900	(458,103)
Strike Price SEK 82.51, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	242,000	(85,566)
Wharf Holdings Ltd., Strike Price HKD 42.19, Expires 8/13/12, Broker Banc of America Securities	432,000	(148,387)
Xstrata Plc, Strike Price GBP 8.35, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	371,500	(234,928)
Yahoo Japan Corp., Strike Price JPY 27,601.20, Expires 8/28/12, Broker Banc of America Securities	7,000	(122,861)
Yamato Holdings Co. Ltd., Strike Price JPY 1,289.81, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	226,000	(34,925)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H, Strike Price HKD 10.29, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	1,869,000	(1,717)

Total Over-the-Counter Call Options		(17,205,471)

Total Options Written
(Premiums Received – $13,624,893) – (2.2)%		(19,357,993)

Total Investments Net of Outstanding Options Written – 100.6%		873,934,262
Liabilities in Excess of Other Assets – (0.6)%		(5,250,802)

Net Assets – 100.0%		$868,683,460

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$919,930,099

Gross unrealized appreciation	$47,467,630
Gross unrealized depreciation	(74,105,474)

Net unrealized depreciation	$(26,637,844)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

6	JULY 31, 2012

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Shares Purchased	Shares Sold	Shares Held at July 31, 2012	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	61,562,830	567,779,093	(561,081,022)	68,260,901	$667	$64,103
iShares MSCI EAFE Index Fund	660,000	–	(660,000)	–	$(3,106,953)	$375,690

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,342,683	JPY	105,232,000	UBS Securities LLC	8/01/12	$ (4,286)

USD	454,723	JPY	35,555,000	UBS Securities LLC	8/02/12	(381)

GBP	1,157,000	USD	1,813,963	UBS Securities LLC	8/03/12	26

USD	1,124,037	JPY	87,821,000	Citigroup Global Markets, Inc.	8/03/12	(109)

Total						$ (4,750)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$11,065,512	$24,133,885	–	$35,199,397
Belgium	–	8,636,008	–	8,636,008
Bermuda	–	7,174,228	–	7,174,228
Brazil	26,465,699	–	–	26,465,699
British Virgin Islands	4,360,872	–	–	4,360,872
Canada	53,426,186	–	–	53,426,186
China	–	17,926,174	–	17,926,174
France	6,257,000	39,469,057	–	45,726,057
Germany	8,699,328	61,055,312	–	69,754,640
Gibraltar	–	730,114	–	730,114
Hong Kong	2,410,128	24,223,985	–	26,634,113
India	–	6,807,233	–	6,807,233
Indonesia	–	7,974,894	–	7,974,894
Ireland	11,261,242	–	–	11,261,242
Israel	6,955,389	–	–	6,955,389
Italy	–	11,803,744	–	11,803,744
Japan	4,137,104	97,760,649	–	101,897,753
Jersey, Channel Islands	–	8,395,252	–	8,395,252
Mexico	11,523,158	–	–	11,523,158
Netherlands	20,442,528	20,929,902	–	41,372,430
Norway	–	8,727,089	–	8,727,089
Singapore	8,761,341	21,587,014	–	30,348,355
South Africa	–	5,549,809	–	5,549,809
South Korea	–	8,046,649	–	8,046,649
Spain	–	7,757,784	–	7,757,784
Sweden	–	27,684,724	–	27,684,724
Switzerland	–	44,133,963	–	44,133,963
Taiwan	3,705,783	6,864,389	–	10,570,172
Thailand	3,795,910	–	–	3,795,910
United Kingdom	23,527,251	145,877,247	–	169,404,498
United States	4,895,878	–	–	4,895,878
Rights	91,940	–	–	91,940
Short-Term Securities	68,260,901	–	–	68,260,901

Total	$280,043,150	$613,249,105	–	$893,292,255

JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$26	–	–	$26
Liabilities:
Equity contracts	(1,980,670)	$(17,377,323)	–	(19,357,993)
Foreign currency exchange contracts	(4,776)	–	–	(4,776)

Total	$(1,985,420)	$(17,377,323)	–	$(19,362,743)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$1,727,688	–	–	$1,727,688
Foreign currency	1,065,404	–	–	1,065,404
Cash pledged as collateral for options written	467,000	–	–	467,000

Total	$3,260,092	–	–	$3,260,092

There were no transfers between levels during the period ended July 31, 2012.

8	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ?1940 Act?)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: September 25, 2012